intangible assets and goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
intangible assets and goodwill
Balance at beginning of the period	$ 18,153
Amortization	905	$ 648
Balance at end of the period	22,261	18,153
Accumulated impairment losses of goodwill	7,235	5,307
Contractual commitments for the acquisition of intangible assets	56	45
Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	22,901	19,957
Additions	640	1,877
Additions arising from business acquisitions	4,260	1,253
Dispositions, retirements and other	(398)	(145)
Net foreign exchange differences	87	(41)
Balance at end of the period	27,490	22,901
Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(4,748)	(4,276)
Amortization	905	648
Dispositions, retirements and other	428	176
Net foreign exchange differences	(4)
Balance at end of the period	(5,229)	(4,748)
Allowance for doubtful accounts
intangible assets and goodwill
Accumulated impairment losses of goodwill	0
Spectrum licences
intangible assets and goodwill
Balance at beginning of the period	9,937
Balance at end of the period	9,910	9,937
Spectrum licences | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	9,937	8,694
Additions		1,217
Additions arising from business acquisitions	9
Dispositions, retirements and other	(36)	26
Balance at end of the period	9,910	9,937
Total intangible assets
intangible assets and goodwill
Balance at beginning of the period	12,846
Balance at end of the period	15,026	12,846
Total intangible assets | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	17,230	14,846
Additions	640	1,877
Additions arising from business acquisitions	2,373	660
Dispositions, retirements and other	(398)	(145)
Net foreign exchange differences	46	(8)
Balance at end of the period	19,891	17,230
Total intangible assets | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(4,384)	(3,912)
Amortization	905	648
Dispositions, retirements and other	428	176
Net foreign exchange differences	(4)
Balance at end of the period	(4,865)	(4,384)
Intangible assets subject to amortization
intangible assets and goodwill
Balance at beginning of the period	2,909
Balance at end of the period	5,116	2,909
Intangible assets subject to amortization | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	7,293	6,152
Additions	640	660
Additions arising from business acquisitions	2,364	660
Dispositions, retirements and other	(362)	(171)
Net foreign exchange differences	46	(8)
Balance at end of the period	9,981	7,293
Intangible assets subject to amortization | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(4,384)	(3,912)
Amortization	905	648
Dispositions, retirements and other	428	176
Net foreign exchange differences	(4)
Balance at end of the period	(4,865)	(4,384)
Customer contracts, related customer relationships and leasehold interests intangible assets and goodwill
Balance at beginning of the period	747
Balance at end of the period	2,420	747
Customer contracts, related customer relationships and leasehold interests | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	1,032	616
Additions arising from business acquisitions	1,736	453
Dispositions, retirements and other	100	(29)
Net foreign exchange differences	47	(8)
Balance at end of the period	2,915	1,032
Customer contracts, related customer relationships and leasehold interests | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(285)	(226)
Amortization	215	70
Dispositions, retirements and other	10	11
Net foreign exchange differences	(5)
Balance at end of the period	(495)	(285)
Software
intangible assets and goodwill
Balance at beginning of the period	1,842
Balance at end of the period	2,205	1,842
Software | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	5,870	5,092
Additions	88	60
Additions arising from business acquisitions	357	205
Dispositions, retirements and other	(421)	(166)
Assets under construction put into service	586	679
Net foreign exchange differences	(1)
Balance at end of the period	6,479	5,870
Software | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(4,028)	(3,621)
Amortization	671	573
Dispositions, retirements and other	424	166
Net foreign exchange differences	1
Balance at end of the period	(4,274)	(4,028)
Access to rights-of-way, crowdsource assets and other
intangible assets and goodwill
Balance at beginning of the period	66
Balance at end of the period	275	66
Access to rights-of-way, crowdsource assets and other | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	137	103
Additions	4	8
Additions arising from business acquisitions	271	2
Dispositions, retirements and other	(41)	24
Balance at end of the period	371	137
Access to rights-of-way, crowdsource assets and other | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(71)	(65)
Amortization	19	5
Dispositions, retirements and other	(6)	(1)
Balance at end of the period	(96)	(71)
Assets under construction
intangible assets and goodwill
Balance at beginning of the period	254
Balance at end of the period	216	254
Assets under construction | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	254	341
Additions	548	592
Assets under construction put into service	(586)	(679)
Balance at end of the period	216	254
Goodwill
intangible assets and goodwill
Balance at beginning of the period	5,307
Balance at end of the period	7,235	5,307
Goodwill | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	5,671	5,111
Additions arising from business acquisitions	1,887	593
Net foreign exchange differences	41	(33)
Balance at end of the period	7,599	5,671
Goodwill | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(364)	(364)
Balance at end of the period	$ (364)	$ (364)